Stockholders Equity (Details 1) - shares	9 Months Ended	12 Months Ended
	Nov. 30, 2017	Feb. 28, 2017	Feb. 29, 2016
Stockholders Equity Details 1
Number of Warrants Outstanding - Begning	4,660,000	4,510,000	700,000
Granted	4,000,000	150,000	4,510,000
Canceled or expired			(700,000)
Number of Warrants Outstanding - Ending	8,660,000	4,660,000	4,510,000
Exercisable at End of Year	8,660,000	4,660,000